Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,400,000
Proposed Maximum Offering Price per Unit	7.73
Maximum Aggregate Offering Price	$ 64,932,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,967.11
Offering Note	Amount registered represents shares of common stock, par value $0.01 per share, of Flowers Foods, Inc. (the "Registrant") issuable pursuant to the Flowers Foods, Inc. 2026 Equity and Incentive Compensation Plan being registered pursuant to this Registration Statement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminable number of additional shares of common stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions. Maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Registrant on the New York Stock Exchange on May 27, 2026.